VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

Virtus Dynamic AlphaSector® Fund,

Virtus Foreign Opportunities Fund,

Virtus International Small Cap Fund,

Virtus Multi-Sector Intermediate Bond Fund,

Virtus Premium AlphaSector® Fund,

Virtus Real Estate Securities Fund,

each a series of Virtus Opportunities Trust

Supplement dated November 12, 2014 to the Summary and

Statutory Prospectuses dated January 31, 2014

Important Notice to Investors

Effective November 12, 2014, Virtus Dynamic AlphaSector® Fund, Virtus Foreign Opportunities Fund, Virtus International Small-Cap Fund, Virtus Multi-Sector Intermediate Bond Fund, Virtus Premium AlphaSector® Fund and Virtus Real Estate Securities Fund began offering Class R6 Shares, in addition to the share classes already offered by each fund. Accordingly, each fund’s prospectuses are hereby amended to add the following disclosures.

All Funds

The fund and ticker symbol table on the front cover of the statutory prospectus is hereby revised to add a column entitled “Class R6 Shares” and to include the ticker symbol VDARX in the row for Virtus Dynamic AlphaSector Fund, VFOPX in the row for Virtus Foreign Opportunities Fund, VRISX in the row for Virtus International Small-Cap Fund, VMFRX in the row for Virtus Multi-Sector Intermediate Bond Fund, VRPAX in the row for Virtus Premium AlphaSector Fund and VRREX in the row for Virtus Real Estate Securities Fund and leaving blank the new Class R6 column in each of the rows for the other funds named in the table.

Virtus Multi-Sector Intermediate Bond Fund
The tables under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus are hereby revised to add the Class R6 column as shown below:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND Class R6
Management Fees	[1]	0.55%
Distribution and Shareholder Servicing (12b-1) Fees		none
Total Other Expenses		0.23%
Total Annual Fund Operating Expenses		0.78%
[1]	Estimated for current fiscal year, as annualized.

The Example table is hereby revised to add the Class R6 row as shown below:
Expense Example (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND Class R6	Sold or Held	80	249	433	966

Expense Example, No Redemption (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND Class R6	Sold or Held	80	249	433	966